Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Other Non-Current Assets

	December 31, 2012	December 31, 2013
PV project assets to be sold beyond one year (Note 3)	0	34,664
Tax recoverable (a)	0	28,919
Long-term receivables (b)	205	26,017
Available-for-sale equity security (Note 5(a))	5,775	0
Others	28,508	12,838

Total	34,488	102,438

(a)	Tax recoverable

Tax recoverable of US$ nil and US$ 28,919, which is expected to be utilized twelve months after December 31, 2012 and 2013, respectively, is classified as other non-current assets in the consolidated balance sheets.

(b)	Long-term receivables

Accounts receivable, which is expected to be collected twelve months after December 31, 2012 and 2013, respectively, is classified as other non-current assets in the consolidated balance sheets.